Operating Leases and Obligations Related to Finance Leases (Tables)	6 Months Ended
Jun. 30, 2021
Leases [Abstract]
Obligations Related to Finance Leases [Table Text Block]

	As at	As at
	June 30, 2021	December 31, 2020
	$	$
Total obligations related to finance leases	292,757	360,043
Less: current portion	(139,965)	(78,476)
Long-term obligations related to finance leases	152,792	281,567

Schedule of Future Minimum Lease Payments for Finance Leases [Table Text Block]
As at June 30, 2021, the Company's total remaining commitments (including the vessel purchase options declared) related to the financial liabilities of these vessels were approximately $352.1 million (December 31, 2020 - $480.9 million), including imputed interest of $59.3 million (December 31, 2020 - $120.9 million), repayable from 2021 through 2030, as indicated below:

Commitments
June 30, 2021
Year	$
Remainder of 2021	142,913
2022	21,848
2023	21,846
2024	21,903
2025	21,841
Thereafter	121,782